CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net income (loss)	$ 133,364	$ 135,747	$ 171,835	$ 285,728	$ 273,821
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation			370,962	364,324	337,952
Depreciation and amortization	314,348	312,821
Amortization			(5,356)	24,631	55,819
Conservation amortization	78,389	74,554	104,096	105,897	114,177
Deferred income taxes and tax credits, net	51,664	51,749	56,984	122,409	100,457
Gain on land sales			(4,071)	0	0
Net unrealized (gain) loss on derivative instruments	(7,789)	4,194	80,139	(106,540)	(146,680)
Derivative contracts classified as financing activities due to merger	8,045	8,026	16,349	34,250	92,681
AFUDC - Equity	(6,490)	(5,257)	(7,002)	(15,930)	(25,469)
Funding of pension liability	(13,500)	(9,000)	(18,000)	(20,400)	(22,800)
Regulatory assets	(140,958)	(115,710)	(219,604)	(122,549)	(170,374)
Regulatory liabilities	26,070	(6,907)	(8,730)	50,025	14,054
Other long-term assets	21,042	(5,287)	(6,003)	(24,877)	(1,644)
Other long-term liabilities	(2,570)	36,822	29,765	180,015	95,166
Change in certain current assets and liabilities:
Accounts receivable and unbilled revenue	101,998	274,463	153,434	(103,949)	35,537
Materials and supplies	(1,300)	4,735	4,951	(5,787)	(6,284)
Fuel and gas inventory	255	(10,032)	(2,742)	21,633	11,527
Income taxes	270	297	(4)	4,499	6,174
Prepayments and other	(18,399)	(14,433)	(2,136)	(5,357)	393
Purchased gas adjustment	29,420	(38,331)	(27,011)	(26,649)	6,647
Accounts payable	(65,736)	(54,197)	9,098	4,597	(25,963)
Taxes payable	(27,727)	(27,737)	(1,777)	13,936	4,896
Accrued expenses and other	(14,400)	(11,350)	6,605	(13,838)	32,598
Net cash provided by operating activities	465,996	605,167	701,782	766,068	782,685
Investing activities:
Construction expenditures - excluding equity AFUDC	(419,389)	(343,619)	(493,130)	(567,938)	(859,791)
Treasury grants received	0	107,876	107,876	0	205,261
Proceeds from disposition of assets			20,296	108,362	0
Restricted cash	25,827	(47,080)	(25,692)	(3,471)	483
Other	2,902	(18,439)	(4,512)	(17,871)	(38,923)
Net cash used in investing activities	(390,660)	(301,262)	(395,162)	(480,918)	(692,970)
Financing activities:
Change in short-term debt and leases, net	(5,500)	(142,864)	(77,000)	(26,578)	148,437
Dividends paid	(192,590)	(179,614)	(223,428)	(170,821)	(88,594)
Long-term notes and bonds issued	825,000	299,000	299,000	161,860	1,314,000
Redemption of bonds and notes	(711,000)	(299,000)	(299,000)	(309,860)	(1,273,000)
Derivative contracts classified as financing activities due to merger	(8,045)	(8,026)	(16,349)	(34,250)	(92,681)
Issuance cost of bonds and other	(528)	8,767	3,382	3,259	430
Net cash provided by (used in) financing activities	(92,663)	(321,737)	(313,395)	(376,390)	8,592
Net increase (decrease) in cash and cash equivalents	(17,327)	(17,832)	(6,775)	(91,240)	98,307
Cash and cash equivalents at beginning of period	37,527	44,302	44,302	135,542	37,235
Cash and cash equivalents at end of period	20,200	26,470	37,527	44,302	135,542
Supplemental cash flow information:
Cash payments for interest (net of capitalized interest)	252,251	263,921	349,402	334,041	318,305
Cash payments (refunds) for income taxes	0	0	0	(4,500)	(1,898)
Accounts payable for capital expenditures eliminated from cash flows	$ 43,522	$ 61,112	$ 51,776	$ 49,977	$ 79,852